Organization and Description of Business	12 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Hongkong Best Life Trade Co., Limited (the “Company” or “Best Life”) is a limited liability company, which was incorporated in Hong Kong on August 26, 2014. The Company is principally engaged in selling products on cross-border e-commerce platforms, including daily necessities, 3C products (computers, communications, and consumer electronics), and health supplements. The Group’s principal operations and geographic markets are mainly in Hong Kong, Mainland China, United States, the Middle East and South America.